Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Schedule of Estimated Useful Lives of Fixed Assets
The annual depreciation rates for the current and comparative periods are as follows:

%
Communications network	5-15
Control and testing equipment	15-25
Vehicles	15-20
Computers and hardware	15-33
Furniture and landline communications equipment	6-33
Equipment and infrastructure for television services	15-33

Schedule of Amortizable Useful Lives for Intangible Assets	The annual amortization rates for the current and comparative periods are as follows:
%
Licenses and Frequencies	4-7	(mainly 4)
Information systems	25
Software	15-25
Customer acquisition costs	33-50